Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation - Summary of Share, Based Awards (Table)

	Restricted Stock Units
	Number of Units
	Number	Weighted Average Fair Value on Grant Date	Actual Fair Value on Vesting Date
Unvested as at January 1, 2020	1,246,096	$3.79	n/a
Vested in 2020	(317,188)	—	4.45
Unvested as at December 31, 2020	928,908	$3.79	n/a
Granted on March 11, 2021	61,625	11.72	n/a
Vested in six months ended June 30, 2021	(931,320)	n/a	3.83
Unvested as at June 30, 2021	59,213	$5.08	n/a